Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reserves within equity
Balance	€ 55,648	€ 53,644
Balance	52,787	55,648
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	(612)	36
Changes of the year	464	(735)
Currency translation differences	2
Changes in scope of consolidation and non-controlling interest	18
Reversal to inventories adjustments	4
Reclassification adjustments	166	87
Balance	42	(612)
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	(861)	50
Changes of the year	661	(1,034)
Currency translation differences	3
Changes in scope of consolidation and non-controlling interest	27
Reversal to inventories adjustments	5
Reclassification adjustments	233	123
Balance	68	(861)
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	249	(14)
Changes of the year	(197)	299
Currency translation differences	(1)
Changes in scope of consolidation and non-controlling interest	(9)
Reversal to inventories adjustments	(1)
Reclassification adjustments	(67)	(36)
Balance	(26)	249
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(91)	(88)
Changes of the year	(9)	4
Currency translation differences		(2)
Changes in scope of consolidation and non-controlling interest	6
Changes in scope of consolidation		(5)
Balance	(94)	(91)
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(121)	(94)
Changes of the year	(11)	8
Currency translation differences	1	(5)
Changes in scope of consolidation and non-controlling interest	8
Changes in scope of consolidation		(30)
Balance	(123)	(121)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	30	6
Changes of the year	2	(4)
Currency translation differences	(1)	3
Changes in scope of consolidation and non-controlling interest	(2)
Changes in scope of consolidation		25
Balance	29	30
Reserve for OCI on equity-accounted investments
Reserves within equity
Balance	28	98
Changes of the year	73	(70)
Changes in scope of consolidation and non-controlling interest	(9)
Balance	92	28
Reserve for OCI on equity-accounted investments | Defined Benefit Plans
Reserves within equity
OCI relating to equity-accounted investments	1	1
Reserve for OCI on Investments valued fair value
Reserves within equity
Balance	160	98
Changes of the year	(32)	62
Currency translation differences	(19)
Changes in scope of consolidation and non-controlling interest	(5)
Balance	€ 104	€ 160